United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Six months ended 05/31/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated International
Bond Fund

Established 1991

A Portfolio of Federated International Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2009

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.99		$11.73	$11.12	$10.86	$12.63	$11.76
Income From Investment Operations:
Net investment income	0.11	[1]	0.25 [1]	0.22 [1]	0.21 [1]	0.24 [1]	0.27 [1]
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.74		(0.38)	0.55	0.51	(1.30)	1.36
TOTAL FROM INVESTMENT OPERATIONS	0.85		(0.13)	0.77	0.72	(1.06)	1.63
Less Distributions:
Distributions from net investment income	(0.49)		(0.61)	(0.16)	(0.46)	(0.71)	(0.76)
Net Asset Value, End of Period	$11.35		$10.99	$11.73	$11.12	$10.86	$12.63
Total Return [2]	7.83%		(1.08)%	7.09%	6.85%	(8.88)%	14.59%

Ratios to Average Net Assets:
Net expenses	0.96	% [3]	0.89%	0.90%	0.90%	0.81%	0.90%
Net investment income	2.00	% [3]	2.16%	2.04%	1.93%	2.05%	2.36%
Expense waiver/reimbursement [4]	0.93	% [3]	0.86%	0.85%	0.75%	0.76%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$71,895		$73,468	$73,721	$119,489	$118,261	$101,956
Portfolio turnover	44%		72%	63%	95%	76%	80%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Six Months Ended (unaudited)	Year Ended November 30,
5/31/2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.70	$11.43	$10.84	$10.58	$12.32	$11.51
Income From Investment Operations:
Net investment income	0.07	[1]	0.16	[1]	0.14	[1]	0.13	[1]	0.14	[1]	0.19	1
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.72	(0.37)	0.53	0.49	(1.26)	1.32
TOTAL FROM INVESTMENT OPERATIONS	0.79	(0.21)	0.67	0.62	(1.12)	1.51
Less Distributions:
Distributions from net investment income	(0.41)	(0.52)	(0.08)	(0.36)	(0.62)	(0.70)
Net Asset Value, End of Period	$11.08	$10.70	$11.43	$10.84	$10.58	$12.32
Total Return [2]	7.46%	(1.83)%	6.26%	6.02%	(9.60)%	13.80%

Ratios to Average Net Assets:
Net expenses	1.67	% [3]	1.62%	1.62%	1.62%	1.62%	1.62%
Net investment income	1.30	% [3]	1.44%	1.29%	1.21%	1.24%	1.64%
Expense waiver/reimbursement [4]	0.72	% [3]	0.65%	0.66%	0.58%	0.50%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,083	$13,456	$8,456	$11,529	$14,326	$17,727
Portfolio turnover	44%	72%	63%	95%	76%	80%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.65		$11.38	$10.79	$10.54	$12.29	$11.50
Income From Investment Operations:
Net investment income	0.07	[1]	0.16 [1]	0.14 [1]	0.13 [1]	0.14 [1]	0.18 [1]
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.72		(0.37)	0.53	0.49	(1.26)	1.32
TOTAL FROM INVESTMENT OPERATIONS	0.79		(0.21)	0.67	0.62	(1.12)	1.50
Less Distributions:
Distributions from net investment income	(0.40)		(0.52)	(0.08)	(0.37)	(0.63)	(0.71)
Net Asset Value, End of Period	$11.04		$10.65	$11.38	$10.79	$10.54	$12.29
Total Return [2]	7.49%		(1.80)%	6.29%	5.97%	(9.60)%	13.74%

Ratios to Average Net Assets:
Net expenses	1.68	% [3]	1.62%	1.62%	1.62%	1.62%	1.62%
Net investment income	1.29	% [3]	1.42%	1.30%	1.21%	1.24%	1.64%
Expense waiver/reimbursement [4]	0.72	% [3]	0.66%	0.65%	0.58%	0.50%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,128		$19,855	$24,806	$31,149	$36,432	$36,885
Portfolio turnover	44%		72%	63%	95%	76%	80%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,078.30	$4.97
Class B Shares	$1,000	$1,074.60	$8.64
Class C Shares	$1,000	$1,074.90	$8.69
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.14	$4.84
Class B Shares	$1,000	$1,016.60	$8.40
Class C Shares	$1,000	$1,016.55	$8.45

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.96%
Class B Shares	1.67%
Class C Shares	1.68%

Portfolio of Investments Summary Table (unaudited)

At May 31, 2009, the Fund's issuer country and currency exposure composition 1 were as follows:

Country	Country Exposure as a Percentage of Total Net Assets [2]	Currency Exposure as a Percentage of Total Net Assets [3]
Japan	20.0%	37.8%
Germany	12.0%	--
France	8.8%	--
Austria	8.7%	--
United States [4]	8.5%	--
Netherlands	6.9%	--
United Kingdom	6.6%	8.9%
Italy	5.5%	--
Supranational	4.2%
Ireland	3.5%	--
Australia	2.9%	2.9%
Canada	2.4%	2.4%
Sweden	2.3%	2.3%
Greece	1.6%	--

1 Unless otherwise noted below, this table does not give effect to the impact of derivative contract instruments owned by the Fund. More complete information regarding the Fund's investment in derivative contracts can be found in the table at the end of the Portfolio of Investments included in this report.

The fixed-income securities of some issuers may not be denominated in the currency of the issuer's designated country. Therefore, the two columns above "Country Exposure as a Percentage of Total Net Assets" and "Currency Exposure as a Percentage of Total Net Assets" may not be equal.

2 This column depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the company to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.

3 This column depicts the Fund's exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which for purposes of this report includes any currency options sold by the Fund and currency forward contracts).

4 Consists of non-U.S.-dollar denominated, fixed-income securities issued by an entity domiciled in the United States.

Country	Country Exposure as a Percentage of Total Net Assets [2]	Currency Exposure as a Percentage of Total Net Assets [3]
Denmark	1.0%	2.1%
Luxembourg	1.0%	--
Poland	0.9%	0.9%
Norway	0.7%	0.7%
Euro	--	39.5%
SUB-TOTAL	97.5%	97.5%
Cash Equivalents [5]	1.0%	1.0%
Other Assets and Liabilities - Net [6]	1.5%	1.5%
TOTAL	100.0%	100.0%

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.

6 Assets, other than investments in securities, currency derivative contracts and foreign exchange contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2009 (unaudited)

Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--97.5%
		AUSTRALIAN DOLLAR--2.9%
		State/Provincial--2.9%
650,000		New South Wales, State of, Local Gov't. Guarantee, (Series 12RG), 6.00%, 5/1/2012	$540,867
3,000,000		New South Wales Treasury Corp., (Series 17), 5.50%, 3/1/2017	2,335,336
		TOTAL AUSTRALIAN DOLLAR	2,876,203
		BRITISH POUND--8.9%
		Banking--0.9%
500,000		European Investment Bank, 5.00%, 3/7/2012	866,256
		Finance - Automotive--1.4%
1,000,000		GE Capital European Funding, Company Guarantee, (Series EMTN), 4.625%, 1/18/2016	1,444,730
		Sovereign--6.6%
2,000,000		United Kingdom, Government of, 4.75%, 3/7/2020	3,488,137
1,000,000		United Kingdom, Government of, Bond, 4.00%, 9/7/2016	1,721,667
745,000		United Kingdom, Government of, Bond, 4.75%, 9/7/2015	1,342,078
		TOTAL	6,551,882
		TOTAL BRITISH POUND	8,862,868
		CANADIAN DOLLAR--2.4%
		Sovereign--2.4%
1,500,000		Canada, Government of, 4.00%, 6/1/2017	1,459,043
900,000		Canada, Government of, Bond, 4.00%, 6/1/2016	880,504
		TOTAL CANADIAN DOLLAR	2,339,547
		DANISH KRONE--2.1%
		Mortgage Banks--0.9%
5,069,054		Realkredit Danmark A/S, (Series 23D), 5.00%, 10/1/2035	947,873
		Sovereign--1.2%
5,700,000		Denmark, Government of, 5.00%, 11/15/2013	1,171,900
		TOTAL DANISH KRONE	2,119,773
		EURO--39.5%
		Finance - Automotive--1.3%
900,000		Daimler North America Corp., (Series EMTN), 5.75%, 6/18/2010	1,301,275
Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		EURO--continued
		Sovereign--31.8%
1,900,000		Austria, Government of, 4.30%, 9/15/2017	$2,748,801
1,200,000		Austria, Government of, Note, 3.80%, 10/20/2013	1,751,573
2,000,000		Bonos Y Oblig Del Estado, 4.20%, 1/31/2037	2,552,604
3,360,000		France, Government of, 4.75%, 4/25/2035	4,886,831
1,600,000		France, Government of, Bond, 5.50%, 10/25/2010	2,394,241
1,800,000		Germany, Government of, 3.75%, 1/4/2015	2,663,749
500,000		Germany, Government of, 3.75%, 1/4/2017	726,429
1,000,000		Germany, Government of, Bond, 3.25%, 7/4/2015	1,433,774
1,250,000		Germany, Government of, Bond, 4.75%, 7/4/2034	1,834,275
1,200,000		Hellenic Republic, Sr. Unsub., 4.30%, 7/20/2017	1,619,760
1,500,000		Italy, Government of, 4.25%, 8/1/2013	2,212,157
1,500,000		Italy, Government of, Bond, 4.25%, 2/1/2015	2,189,255
3,200,000		Netherlands, Government of, 4.00%, 7/15/2018	4,535,600
		TOTAL	31,549,049
		Supranational--0.5%
310,000		Corp Andina De Fomento, Unsub., 6.375%, 6/18/2009	440,153
		Telecommunications & Cellular--5.9%
1,500,000		Deutsche Telekom AG, Company Guarantee, 7.125%, 7/11/2011	2,300,584
1,000,000		France Telecommunications, Sr. Unsub., 4.375%, 2/21/2012	1,478,235
700,000		SES Global, Company Guarantee, (Series EMTN), 4.00%, 3/15/2011	997,655
700,000		Telecom Italia SpA, (Series EMTN), 6.25%, 2/1/2012	1,043,671
		TOTAL	5,820,145
		TOTAL EURO	39,110,622
		JAPANESE YEN--37.8%
		Banking--13.2%
300,000,000		DePfa ACS Bank, (Series EMTN), 1.65%, 12/20/2016	2,059,035
273,400,000		European Investment Bank, 1.40%, 6/20/2017	2,822,953
300,000,000		KFW, 0.75%, 3/22/2011	3,147,198
90,000,000		KFW, Foreign Gov't. Guarantee, (Series INTL), 1.85%, 9/20/2010	959,225
400,000,000		Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., (Series EMTN), 1.60%, 2/15/2011	4,126,155
		TOTAL	13,114,566
		Financial Intermediaries--1.4%
130,000,000		John Hancock Global Funding, Sr. Secd. Note, (Series EMTN), 2.05%, 6/8/2010	1,321,558
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS--continued
		JAPANESE YEN--continued
		Sovereign--23.2%
312,000,000		Japan, Government of, 1.60%, 12/20/2015	$3,377,757
155,000,000		Japan, Government of, 1.80%, 6/20/2017	1,684,540
110,000,000		Japan, Government of, 2.00%, 5/9/2016	1,202,288
215,000,000		Japan, Government of, Bond, 0.50%, 6/20/2013	2,238,421
100,000,000		Japan, Government of, Bond, 0.80%, 3/20/2013	1,055,004
185,000,000		Japan, Government of, (Series INTL), 1.35%, 11/26/2013	1,977,178
290,000,000		Japan, (10 Year Issue), (Series 262), 1.90%, 6/20/2014	3,199,115
450,000,000		Japan (10 Year Issue), (Series 283), 1.80%, 9/20/2016	4,918,824
321,000,000		Japan (20 Year Issue), (Series 73), 2.00%, 12/20/2024	3,357,556
		TOTAL	23,010,683
		TOTAL JAPANESE YEN	37,446,807
		NORWEGIAN KRONE--0.7%
		Sovereign--0.7%
3,865,000		Norway, Government of, 6.50%, 5/15/2013	691,328
		POLISH ZLOTY--0.9%
		Sovereign--0.9%
3,100,000		Poland, Government of, Bond, 5.25%, 10/25/2017	918,352
		SWEDISH KRONA--2.3%
		Sovereign--2.3%
16,100,000		Sweden, Government of, 4.50%, 8/12/2015	2,286,745
		TOTAL BONDS (IDENTIFIED COST $99,274,626)	96,652,245
		PURCHASED PUT OPTION--0.0%
2,500,000	[1]	State Street Corp. EURO PUT/YEN CALL, Strike Price $133.46, Expiration Date 6/11/2009 (IDENTIFIED COST $48,975)	34,777
		MUTUAL FUND--1.0%
937,630	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.87% (AT NET ASSET VALUE)	937,630
		TOTAL INVESTMENTS--98.5% (IDENTIFIED COST $100,261,231) [4]	97,624,652
		OTHER ASSETS AND LIABILITIES - NET--1.5% [5]	1,481,141
		TOTAL NET ASSETS--100%	$99,105,793

At May 31, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
8/12/2009	3,451,080 Australian Dollar	3,000,000 Canadian Dollar	$ 16,089
8/12/2009	1,571,586 Euro	3,000,000 Australian Dollar	$(180,951)
8/12/2009	1,282,874 Euro	3,000,000 New Zealand Dollar	$(108,202)
8/12/2009	3,006,477 Euro	4,874,100 Canadian Dollar	$(214,230)
8/12/2009	2,000,000 Euro	264,100,000 Japanese Yen	$ 55,568
8/12/2009	2,000,000 Euro	261,620,000 Japanese Yen	$ 81,597
8/12/2009	2,987,346 Euro	403,680,000 Japanese Yen	$ (13,567)
8/12/2009	2,989,011 Euro	391,680,000 Japanese Yen	$ 114,732
8/12/2009	$2,062,950	3,000,000 Australian Dollar	$(339,751)
8/12/2009	$2,126,100	3,000,000 Australian Dollar	$(276,601)
8/12/2009	$1,720,950	3,000,000 New Zealand Dollar	$(200,849)
8/12/2009	$2,137,200	3,000,000 Australian Dollar	$(265,501)
8/12/2009	$1,002,427	1,402,682 Australian Dollar	$(120,982)
Contracts Sold:
8/12/2009	3,472,020 Australian Dollar	3,000,000 Canadian Dollar	$ (32,860)
8/12/2009	1,515,534 Euro	3,000,000 Australian Dollar	$ 260,191
8/12/2009	1,214,329 Euro	3,000,000 New Zealand Dollar	$ 205,103
8/12/2009	3,000,000 Euro	4,874,100 Canadian Dollar	$ 223,386
8/12/2009	1,992,756 Euro	264,100,000 Japanese Yen	$ (45,327)
8/12/2009	2,000,367 Euro	261,620,000 Japanese Yen	$ (82,116)
8/12/2009	3,000,000 Euro	403,680,000 Japanese Yen	$ (4,322)
8/12/2009	3,000,000 Euro	391,680,000 Japanese Yen	$(130,267)
8/12/2009	$2,078,550	3,000,000 Australian Dollar	$ 324,151
8/12/2009	$2,111,820	3,000,000 Australian Dollar	$ 290,881
8/12/2009	$1,717,950	3,000,000 New Zealand Dollar	$ 203,849
8/12/2009	$2,140,200	3,000,000 Australian Dollar	$ 262,501
8/12/2009	$1,000,000	1,402,682 Australian Dollar	$ 123,408
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$ 145,930

Net Unrealized Appreciation on Foreign Exchange Contracts is included in "Other Assets and Liabilities-Net."

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 The cost of investments for federal tax purposes amounts to $100,697,908.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds	$ 937,630	$ --
Level 2--Other Significant Observable Inputs	96,687,022	145,930
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$97,624,652	$145,930

* Other financial instruments include foreign exchange contracts.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $937,630 of investments in an affiliated issuer (Note 5) (identified cost $100,261,231)		$97,624,652
Cash denominated in foreign currency (identified cost $73,800)		75,210
Income receivable		1,526,904
Receivable for investments sold		1,635,110
Receivable for shares sold		170,938
Receivable for foreign exchange contracts		2,161,456
TOTAL ASSETS		103,194,270
Liabilities:
Payable for investments purchased	$1,735,854
Payable for shares redeemed	242,909
Payable for foreign exchange contracts	2,015,526
Payable for Directors'/Trustees' fee	776
Payable for distribution services fee (Note 5)	19,018
Payable for shareholder services fee (Note 5)	17,244
Accrued expenses	57,150
TOTAL LIABILITIES		4,088,477
Net assets for 8,798,777 shares outstanding		$99,105,793
Net Assets Consist of:
Paid-in capital		$102,474,744
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(2,419,639)
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(1,915,937)
Undistributed net investment income		966,625
TOTAL NET ASSETS		$99,105,793
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($71,894,542 ÷ 6,336,732 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$11.35
Offering price per share (100/95.50 of $11.35)		$11.88
Redemption proceeds per share		$11.35
Class B Shares:
Net asset value per share ($9,083,474 ÷ 819,630 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$11.08
Offering price per share		$11.08
Redemption proceeds per share (94.50/100 of $11.08)		$10.47
Class C Shares:
Net asset value per share ($18,127,777 ÷ 1,642,415 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$11.04
Offering price per share		$11.04
Redemption proceeds per share (99.00/100 of $11.04)		$10.93

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Interest			$1,546,832
Dividends received from an affiliated issuer (Note 5)			4,857
TOTAL INCOME			1,551,689
Expenses:
Investment adviser fee (Note 5)		$391,916
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		19,668
Transfer and dividend disbursing agent fees and expenses		111,680
Directors'/Trustees' fees		3,443
Auditing fees		14,809
Legal fees		3,457
Portfolio accounting fees		28,692
Distribution services fee--Class A Shares (Note 5)		93,115
Distribution services fee--Class B Shares (Note 5)		40,120
Distribution services fee--Class C Shares (Note 5)		72,451
Shareholder services fee--Class A Shares (Note 5)		87,715
Shareholder services fee--Class B Shares (Note 5)		13,373
Shareholder services fee--Class C Shares (Note 5)		23,809
Account administration fee--Class A Shares		674
Share registration costs		22,550
Printing and postage		14,802
Insurance premiums		2,232
Taxes		2,708
Miscellaneous		2,288
TOTAL EXPENSES		1,064,187
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(354,381)
Waiver of administrative personnel and services fee	(21,916)
Waiver of distribution services fee--Class A Shares	(77,215)
TOTAL WAIVERS AND REIMBURSEMENT		(453,512)
Net expenses			610,675
Net investment income			941,014
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions			1,615,147
Net realized gain on futures contracts			248,079
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			4,835,669
Net change in unrealized appreciation of futures contracts			(93,531)
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts			6,605,364
Change in net assets resulting from operations			$7,546,378

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$941,014	$2,268,746
Net realized gain on investments, foreign currency transactions and futures contracts	1,863,226	2,646,297
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	4,742,138	(7,600,401)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,546,378	(2,685,358)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,254,732)	(3,765,714)
Class B Shares	(510,844)	(380,248)
Class C Shares	(746,062)	(1,149,163)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,511,638)	(5,295,125)
Share Transactions:
Proceeds from sale of shares	17,331,754	65,273,446
Net asset value of shares issued to shareholders in payment of distributions declared	3,521,306	3,584,108
Cost of shares redeemed	(31,561,253)	(61,081,272)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,708,193)	7,776,282
Change in net assets	(7,673,453)	(204,201)
Net Assets:
Beginning of period	106,779,246	106,983,447
End of period (including undistributed net investment income of $966,625 and $4,537,249, respectively)	$99,105,793	$106,779,246

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At May 31, 2009, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to manage currency. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Foreign exchange contracts	Receivable for foreign exchange contracts	$2,161,456	Payable for foreign exchange contracts	$2,015,526
Foreign exchange contracts	Total investments in securities, at value	$ 34,777		--
TOTAL DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS UNDER STATEMENT 133		$2,196,233		$2,015,526

The Effect of Derivative Instruments on the Statement of Operations for the
Six Months Ended May 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Interest rate contracts	$248,079	--	--	$248,079
Foreign exchange contracts	--	$(135,058)	$117,830	(17,228)
TOTAL	$248,079	$(135,058)	$117,830	$230,851

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Interest rate contracts	$(93,531)	--	--	$(93,531)
Foreign exchange contracts	--	$191,861	$(14,198)	177,663
TOTAL	$(93,531)	$191,861	$(14,198)	$84,132

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,379,297	$15,192,476	4,162,621	$47,924,825
Shares issued to shareholders in payment of distributions declared	233,418	2,595,609	227,281	2,477,368
Shares redeemed	(1,963,663)	(21,519,379)	(3,988,663)	(45,418,359)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(350,948)	$(3,731,294)	401,239	$4,983,834

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	62,123	$671,624	991,686	$11,513,006
Shares issued to shareholders in payment of distributions declared	38,976	424,838	27,517	294,155
Shares redeemed	(538,567)	(5,791,276)	(501,685)	(5,560,790)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(437,468)	$(4,694,814)	517,518	$6,246,371

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	134,143	$1,467,654	518,262	$5,835,615
Shares issued to shareholders in payment of distributions declared	46,119	500,859	76,371	812,585
Shares redeemed	(401,866)	(4,250,598)	(909,741)	(10,102,123)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(221,604)	$(2,282,085)	(315,108)	$(3,453,923)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,010,020)	$(10,708,193)	603,649	$7,776,282

4. FEDERAL TAX INFORMATION

At May 31, 2009, the cost of investments for federal tax purposes was $100,697,908. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $3,073,256. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,651,235 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,724,491.

At November 30, 2008, the Fund had a capital loss carryforward of $3,050,823 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,210,965
2010	$ 171,598
2014	$ 925,988
2015	$ 539,014
2016	$ 203,258

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the Adviser voluntarily waived $354,187 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the net fee paid to FAS was 0.178% of average daily net assets of the Fund. FAS waived $21,916 of its fee. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, FSC voluntarily waived $77,215 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC retained $24,852 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $1,809 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,959 of Service Fees for the six months ended May 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.71% and 1.71%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2009, the Adviser reimbursed $194. Transactions with the affiliated company during the six months ended May 31, 2009 were as follows:

Affiliate	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	343,139	17,797,392	17,202,901	937,630	$937,630	$4,857

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2009, were as follows:

Purchases	$43,934,443
Sales	$58,999,636

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2009, the diversification of countries was as follows:

Country	Percentage of Net Assets
Japan	20.0%
Germany	12.0%
France	8.8%
Austria	8.7%
United States	8.5%
Netherlands	6.9%
United Kingdom	6.6%
Italy	5.5%
Supranational	4.2%
Ireland	3.5%
Australia	2.9%
Canada	2.4%
Sweden	2.3%
Greece	1.6%
Denmark	1.0%
Luxembourg	1.0%
Poland	0.9%
Norway	0.7%

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract -May 2009

FEDERATED INTERNATIONAL BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420G408
Cusip 31420G507
Cusip 31420G606

2061602 (7/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Equity Fund

Established 1984

A Portfolio of Federated International Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2009

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2009
Net Asset Value, Beginning of Period	$12.68
Income From Investment Operations:
Net investment income (loss)	0.11	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.64
TOTAL FROM INVESTMENT OPERATIONS	2.75
Less Distributions:
Distributions from net investment income	--
Redemption Fees	0.00	[2]
Regulatory Settlement Proceeds	--
Net Asset Value, End of Period	$15.43
Total Return [4]	21.69%

Ratios to Average Net Assets:
Net expenses	1.91	% [7]
Net investment income (loss)	1.73	% [7]
Expense waiver/reimbursement [9]	0.34	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$94,147
Portfolio turnover	66%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.18% on the total return.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.06% on the total return.

6 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return.

7 Computed on an annualized basis.

8 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.71% and 1.82% for the years ended November 30, 2005 and 2004, respectively, after taking into account these expense reductions.

9 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

10 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2008	2007		2006		2005		2004
$25.75	$22.36		$18.10		$16.97		$14.51

0.02 [1]	0.13	[1]	(0.04	) [1]	0.07	[1]	(0.03	) [1]
(13.04)	3.22		4.30		1.06		2.50
(13.02)	3.35		4.26		1.13		2.47

(0.05)	--		--		--		(0.01)
0.00 [2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]
0.00 [2]	0.04	[3]	--		--		--
$12.68	$25.75		$22.36		$18.10		$16.97
(50.66)%	15.16	% [3]	23.54%		6.66	% [5]	17.02	% [6]

1.87%	1.73%		1.73%		1.71	% [8]	1.82	% [8]
0.07%	0.52%		(0.20)%		0.42%		(0.19)%
0.03%	0.00	% [10]	0.00	% [10]	0.05%		0.00	% [10]

$83,122	$188,119		$197,189		$194,192		$219,439
187%	110%		79%		113%		74%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2009
Net Asset Value, Beginning of Period	$11.20
Income From Investment Operations:
Net investment income (loss)	0.05	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.32
TOTAL FROM INVESTMENT OPERATIONS	2.37
Redemption Fees	0.00	[2]
Regulatory Settlement Proceeds	--
Net Asset Value, End of Period	$13.57
Total Return [4]	21.16%

Ratios to Average Net Assets:
Net expenses	2.67	% [5]
Net investment income (loss)	0.84	% [5]
Expense waiver/reimbursement [7]	0.34	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,687
Portfolio turnover	66%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 During the years ended November 30, 2008 and 2007, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.01% and 0.20%, respectively, on the total return. (See Notes to Financial Statements, Note 10.)

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.52% and 2.57% for the years ended November 30, 2005 and 2004, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2008		2007		2006		2005		2004
$22.87		$20.02		$16.33		$15.44		$13.30

(0.14	) [1]	(0.06	) [1]	(0.18	) [1]	(0.06	) [1]	(0.14	) [1]
(11.54)		2.87		3.87		0.95		2.28
(11.68)		2.81		3.69		0.89		2.14
0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]
0.01	[3]	0.04	[3]	--		--		--
$11.20		$22.87		$20.02		$16.33		$15.44
(51.03	)% [3]	14.24	% [3]	22.60%		5.76%		16.09%

2.63%		2.50%		2.49%		2.52	% [6]	2.57	% [6]
(0.72)%		(0.26)%		(0.95)%		(0.39)%		(0.95)%
0.03%		0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]

$6,088		$25,970		$32,784		$34,732		$39,549
187%		110%		79%		113%		74%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2009
Net Asset Value, Beginning of Period	$11.05
Income From Investment Operations:
Net investment income (loss)	0.05	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.29
TOTAL FROM INVESTMENT OPERATIONS	2.34
Redemption Fees	0.00	[2]
Regulatory Settlement Proceeds	--
Net Asset Value, End of Period	$13.39
Total Return [4]	21.18%

Ratios to Average Net Assets:
Net expenses	2.67	% [5]
Net investment income (loss)	0.94	% [5]
Expense waiver/reimbursement [7]	0.34	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$25,146
Portfolio turnover	66%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.20% on the total return.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.52% and 2.57% for the years ended November 30, 2005 and 2004, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2008		2007		2006		2005		2004
$22.55		$19.74		$16.10		$15.24		$13.12

(0.13	) [1]	(0.06	) [1]	(0.18	) [1]	(0.06	) [1]	(0.13	) [1]
(11.37)		2.83		3.82		0.92		2.25
(11.50)		2.77		3.64		0.86		2.12
0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]
0.00	[2]	0.04	[3]	--		--		--
$11.05		$22.55		$19.74		$16.10		$15.24
(51.00)%		14.24	% [3]	22.61%		5.64%		16.16%

2.63%		2.50%		2.49%		2.52	% [6]	2.57	% [6]
(0.69)%		(0.27)%		(0.96)%		(0.38)%		(0.98)%
0.03%		0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]

$23,632		$63,440		$65,796		$58,892		$64,211
187%		110%		79%		113%		74%

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments or redemption fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,216.90	$10.56
Class B Shares	$1,000	$1,211.60	$14.72
Class C Shares	$1,000	$1,211.80	$14.72
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.41	$ 9.60
Class B Shares	$1,000	$1,011.62	$13.39
Class C Shares	$1,000	$1,011.62	$13.39

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.91%
Class B Shares	2.67%
Class C Shares	2.67%

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2009, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	13.3%
Switzerland	10.8%
Germany	10.0%
Canada	7.4%
Japan	6.9%
Brazil	5.9%
Hong Kong	5.3%
Singapore	4.7%
France	3.9%
Netherlands	3.7%
Italy	3.6%
Taiwan	3.3%
Australia	2.7%
Bermuda	2.7%
Norway	2.7%
Luxembourg	2.3%
Portugal	2.2%
Mexico	1.9%
Israel	1.5%
Sweden	1.5%
Spain	0.8%
Russia	0.7%
United States	0.5%
Denmark	0.4%
Securities Lending Collateral [2]	7.3%
Cash Equivalents [3]	0.8%
Other Assets and Liabilities - Net [4]	(6.8)%
TOTAL	100.0%

At May 31, 2009, the Fund's sector classification 5 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	20.0%
Industrials	13.6%
Health Care	13.3%
Energy	12.8%
Materials	12.7%
Consumer Staples	11.1%
Consumer Discretionary	7.7%
Information Technology	6.6%
Telecommunication Services	0.9%
Securities Lending Collateral [2]	7.3%
Cash Equivalents [3]	0.8%
Other Assets and Liabilities - Net [4]	(6.8)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

5 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--95.8%
		Australia--2.7%
65,000		BHP Billiton Ltd.	$1,826,121
67,900		CSL Ltd.	1,590,030
		TOTAL	3,416,151
		Bermuda--2.7%
90,400		Ingersoll-Rand Co. Ltd., Class A	1,828,792
100,876		Invesco Ltd.	1,578,709
		TOTAL	3,407,501
		Brazil--4.0%
76,900	[1]	Petroleo Brasileiro SA, ADR	2,689,193
144,700		Vale SA, ADR	2,348,481
		TOTAL	5,037,674
		Canada--7.4%
127,500		Nexen, Inc.	3,123,998
27,800		Potash Corp. of Saskatchewan, Inc.	3,220,352
178,900		Talisman Energy, Inc.	2,902,055
		TOTAL	9,246,405
		Denmark--0.4%
10,500		Novo Nordisk, Class B	546,767
		France--3.9%
29,300	[1]	Alstom	1,861,204
27,200		Danone	1,355,297
27,400	[2]	Societe Generale, Paris	1,600,329
		TOTAL	4,816,830
		Germany, Federal Republic of--9.0%
31,300		Bayer AG	1,782,274
59,300		Daimler AG	2,174,862
23,200	[2]	Deutsche Boerse AG	2,025,600
29,400		K&S AG	2,189,131
19,000		Merck KGAA	1,829,501
29,000	[2]	SAP AG	1,248,461
		TOTAL	11,249,829
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Hong Kong--5.3%
169,900		Hong Kong Exchanges & Clearing Ltd.	$2,637,275
205,000		Sun Hung Kai Properties	2,561,065
155,000		Wing Hang Bank Ltd.	1,397,930
		TOTAL	6,596,270
		Israel--1.5%
40,200		Teva Pharmaceutical Industries Ltd., ADR	1,863,672
		Italy--3.6%
110,400		ENI SpA	2,672,534
126,600		Finmeccanica SpA	1,793,248
		TOTAL	4,465,782
		Japan--6.9%
686		Japan Tobacco, Inc.	1,982,610
155,800		Komatsu Ltd.	2,275,666
12,800		Nidec Corp.	736,059
107,000		Panasonic Corp.	1,543,119
35,600		Yamada Denki	2,038,716
		TOTAL	8,576,170
		Luxembourg--2.3%
85,100	[1]	ArcelorMittal	2,835,549
		Mexico--1.9%
131,200		Grupo Televisa SA, GDR	2,332,736
		Netherlands--3.7%
105,800	[1]	ASM Lithography Holding NV	2,182,717
59,600	[1,2]	Qiagen NV	1,048,960
58,500		Unilever NV	1,402,555
		TOTAL	4,634,232
		Norway--2.7%
103,350		Yara International ASA	3,406,927
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Portugal--2.2%
173,395	[2]	Galp Energia SGPS SA	$2,731,432
		Russia--0.7%
34,900		Gazprom, GDR	819,797
		Singapore--4.7%
295,000		City Developments Ltd.	1,934,432
429,000		Singapore Exchange Ltd.	2,187,313
176,000		United Overseas Bank Ltd.	1,741,245
		TOTAL	5,862,990
		Spain--0.8%
57,600	[2]	Grifols SA	1,038,805
		Sweden--1.5%
146,000		Assa Abloy AB, Class B	1,927,927
		Switzerland--10.8%
216,400		ABB Ltd.	3,566,555
29,300	[1]	Actelion Ltd.	1,515,776
13,500		Alcon, Inc.	1,464,750
69,000		Nestle SA	2,507,356
20,200		Roche Holding AG	2,756,522
114,900		UBS AG	1,737,118
		TOTAL	13,548,077
		Taiwan, Province of China--3.3%
122,200		HTC Corp.	1,980,504
193,200		Taiwan Semiconductor Manufacturing Co., ADR	2,113,608
		TOTAL	4,094,112
		United Kingdom--13.3%
65,400		British American Tobacco PLC	1,786,503
45,000		Diageo PLC	614,299
347,149		HSBC Holdings PLC	3,170,382
135,900		Imperial Tobacco Group PLC	3,532,241
194,200		Reed Elsevier PLC	1,576,493
325,500		Serco Group PLC	2,128,875
140,300		Smiths Group PLC	1,653,426
581,000		Vodafone Group PLC	1,093,381
123,500	[1]	Wellstream Holdings PLC	1,053,693
		TOTAL	16,609,293
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		United States--0.5%
10,800		Bunge Ltd.	$683,316
		TOTAL COMMON STOCKS (IDENTIFIED COST $114,774,155)	119,748,244
		PREFERRED STOCKS--2.9%
		Brazil--1.9%
150,900		Banco Itau Holding Financeira PN, Pfd. R$0.144 Annual Dividend	2,446,488
		Germany, Federal Republic of--1.0%
21,600		Fresenius SE, Pfd., $0.067 Annual Dividend	1,236,339
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,385,790)	3,682,827
		MUTUAL FUND--8.1%
10,091,972	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 0.87% (AT NET ASSET VALUE)	10,091,972
		TOTAL INVESTMENTS--106.8% (IDENTIFIED COST $128,251,917) [6]	133,523,043
		OTHER ASSETS AND LIABILITIES - NET--(6.8)% [7]	(8,542,916)
		TOTAL NET ASSETS--100%	$124,980,127

At May 31, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contract Sold:
6/1/2009	181,324 Pound Sterling	$288,341	$(4,732)
6/2/2009	427,394 Swiss Franc	$392,681	$(7,576)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(12,308)

Unrealized Depreciation on Foreign Exchange Contracts is included in "Other Assets and
Liabilities - Net."

1 Non-income producing security.

2 All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 7-Day net yield.

5 All or a portion of this security is held as collateral for securities lending.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds	$39,737,083	$(12,308)
Level 2--Other Significant Observable Inputs	93,785,960	--
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$133,523,043	$(12,308)

* Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $10,091,972 of investments in an affiliated issuer (Note 5) and $8,952,768 of securities loaned (identified cost $128,251,917)		$133,523,043
Cash		15,479
Cash denominated in foreign currencies (identified cost $125,768)		127,241
Income receivable		919,549
Receivable for investments sold		693,330
Receivable for shares sold		53,835
TOTAL ASSETS		135,332,477
Liabilities:
Payable for investments purchased	$949,867
Payable for shares redeemed	62,187
Payable for collateral due to broker for securities lending	9,079,937
Payable for foreign exchange contracts	12,308
Payable for Directors'/Trustees' fees	1,301
Payable for distribution services fee (Note 5)	18,499
Payable for shareholder services fee (Note 5)	24,491
Accrued expenses	203,760
TOTAL LIABILITIES		10,352,350
Net assets for 8,400,495 shares outstanding		$124,980,127
Net Assets Consist of:
Paid-in capital		$272,675,177
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		5,310,124
Accumulated net realized loss on investments and foreign currency transactions		(153,836,607)
Undistributed net investment income		831,433
TOTAL NET ASSETS		$124,980,127

Statement of Assets and Liabilities-continued

May 31, 2009 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($94,147,346 ÷ 6,102,779 shares outstanding), $0.0001 par value, 500,000,000 shares authorized	$15.43
Offering price per share (100/94.50 of $15.43)	$16.33
Redemption proceeds per share (98.00/100 of $15.43)	$15.12
Class B Shares:
Net asset value per share ($5,687,015 ÷ 419,085 shares outstanding), $0.0001 par value, 500,000,000 shares authorized	$13.57
Offering price per share	$13.57
Redemption proceeds per share (92.50/100 of $13.57)	$12.55
Class C Shares:
Net asset value per share ($25,145,766 ÷ 1,878,631 shares outstanding), $0.0001 par value, 500,000,000 shares authorized	$13.39
Offering price per share	$13.39
Redemption proceeds per share (97.00/100 of $13.39)	$12.99

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Dividends (including $13,213 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $232,647)		$1,941,157
Income on securities loaned		36,649
TOTAL INCOME		1,977,806
Expenses:
Investment adviser fee (Note 5)	$545,115
Administrative personnel and services fee (Note 5)	114,685
Custodian fees	38,583
Transfer and dividend disbursing agent fees and expenses	291,196
Directors'/Trustees' fees	3,418
Auditing fees	14,809
Legal fees	2,718
Portfolio accounting fees	28,101
Distribution services fee--Class B Shares (Note 5)	19,881
Distribution services fee--Class C Shares (Note 5)	83,099
Shareholder services fee--Class A Shares (Note 5)	95,230
Shareholder services fee--Class B Shares (Note 5)	6,627
Shareholder services fee--Class C Shares (Note 5)	27,219
Account administration fee--Class A Shares	2,969
Account administration fee--Class C Shares	393
Share registration costs	16,012
Printing and postage	28,061
Insurance premiums	2,211
Taxes	3,750
Miscellaneous	6,863
TOTAL EXPENSES	1,330,940

Statement of Operations-continued

Six Months Ended May 31, 2009 (unaudited)

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(162,673)
Waiver of administrative personnel and services fee	(21,894)
TOTAL WAIVERS AND REIMBURSEMENT		$(184,567)
Net expenses			$1,146,373
Net investment income			831,433
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(36,661,592)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			57,473,914
Net realized and unrealized gain on investments and foreign currency transactions			20,812,322
Change in net assets resulting from operations			$21,643,755

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$831,433	$(336,237)
Net realized loss on investments and foreign currency transactions	(36,661,592)	(33,458,587)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	57,473,914	(89,889,579)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,643,755	(123,684,403)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	--	(345,548)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(345,548)
Share Transactions:
Proceeds from sale of shares	12,526,975	45,225,683
Net asset value of shares issued to shareholders in payment of distributions declared	--	284,276
Cost of shares redeemed	(22,036,658)	(86,219,060)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,509,683)	(40,709,101)
Redemption Fees	4,218	4,335
Regulatory Settlement Proceeds:
Net increase from regulatory settlement proceeds (Note 10)	--	47,512
Change in net assets	12,138,290	(164,687,205)
Net Assets:
Beginning of period	112,841,837	277,529,042
End of period (including undistributed net investment income of $831,433 and $0, respectively)	$124,980,127	$112,841,837

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$8,952,768	$9,079,937

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Foreign exchange contracts	--	--	Payable for foreign exchange contracts	$12,308

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(21,664)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(10,641)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	719,014	$9,302,890	1,789,675	$33,829,403
Shares issued to shareholders in payment of distributions declared	--	--	11,385	284,276
Shares redeemed	(1,170,432)	(14,635,900)	(2,552,070)	(52,013,526)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(451,418)	$(5,333,010)	(751,010)	$(17,899,847)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	20,878	$240,634	46,329	$906,162
Shares redeemed	(145,456)	(1,616,783)	(638,109)	(11,471,115)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(124,578)	$(1,376,149)	(591,780)	$(10,564,953)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	268,579	$2,983,451	567,482	$10,490,118
Shares redeemed	(529,540)	(5,783,975)	(1,240,622)	(22,734,419)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(260,961)	$(2,800,524)	(673,140)	$(12,244,301)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(836,957)	$(9,509,683)	(2,015,930)	$(40,709,101)

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2009, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $3,144, $210 and $864, respectively. For the year ended November 30, 2008, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $3,002, $359 and $974, respectively.

4. FEDERAL TAX INFORMATION

At May 31, 2009, the cost of investments for federal tax purposes was $128,251,917. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $5,271,126. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,337,103 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,065,977.

At November 30, 2008, the Fund had a capital loss carryforward of $116,920,402 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,998,940
2010	$75,752,226
2011	$ 7,105,338
2016	$32,063,898

As a result of the tax-free transfer of assets from Federated Global Equity Fund, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the Adviser voluntarily waived $158,904 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the net fee paid to FAS was 0.170% of average daily net assets of the Fund. FAS waived $21,894 of its fee. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC retained $15,874 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $711 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $10,328 of Service Fees for the six months ended May 31, 2009. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC received $2,823 of fees paid by the Fund.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2009, the Adviser reimbursed $3,769. Transactions with the affiliated company during the six months ended May 31, 2009 were as follows:

Affiliate	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	7,401,831	86,387,670	83,697,529	10,091,972	$10,091,972	$13,213

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2009, were as follows:

Purchases	$71,231,338
Sales	$78,451,928

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2009, the diversification of countries was as follows:

Country	Percentage of Net Assets
United Kingdom	13.3%
Switzerland	10.8%
Germany	10.0%
Canada	7.4%
Japan	6.9%
Brazil	5.9%
Hong Kong	5.3%
Singapore	4.7%
France	3.9%
Netherlands	3.7%
Italy	3.6%
Taiwan	3.3%
Australia	2.7%
Bermuda	2.7%
Norway	2.7%
Luxembourg	2.3%
Portugal	2.2%
Mexico	1.9%
Israel	1.5%
Sweden	1.5%
Spain	0.8%
Russia	0.7%
United States	0.5%
Denmark	0.4%

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

10. REGULATORY SETTLEMENT PROCEEDS

During the year ended November 30, 2008, the Fund received $47,512 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement was recorded as an increase to paid-in capital.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2009

FEDERATED INTERNATIONAL EQUITY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420G101
Cusip 31420G200
Cusip 31420G309

8070112 (7/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated International Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	July 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 22, 2009